Stock Option Plan (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2025	Dec. 31, 2025
Stock Option Plan [Abstract]
Unrecognized stock-based compensation				$ 1,100		$ 1,200
Weighted-average grant-date fair value per share	$ 0.3	$ 0.76	$ 0.19	$ 0.3
Total fair value of options	$ 458	$ 207		$ 176	$ 432
Weighted average period		2 years 7 months 6 days				2 years 8 months 12 days